Investments in Other Entities - Summary of Investments in Other Entities (Detail) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of investments in associates and other [line items]
Investments in other entities	$ 7,494	$ 7,623
Investment in Associates and Joint Ventures | Investment in Associates and Joint Ventures
Disclosure of investments in associates and other [line items]
Investments in other entities	$ 7,494	$ 7,623